PROPERTY, EQUIPMENT, MINE DEVELOPMENT COSTS, OWNED AND LEASED MINERAL RIGHTS, LAND AND BUILDINGS	12 Months Ended
Dec. 31, 2013
Property Plant and Equipment [Abstract]
PROPERTY EQUIPEMENT AND MINE DEVELOPMENT COSTS AND OWNED AND LEASED MINERAL RIGHTS, LAND AND BUILDING
11. PROPERTY, EQUIPMENT, MINE DEVELOPMENT COSTS, OWNED AND LEASED MINERAL RIGHTS, LAND AND BUILDINGS

Property, equipment, and mine development costs consisted of the following:

	As of December 31, 2013	As of December 31, 2012
Production equipement	$9,030	$-
Mine development	1,052	-
Total property, equipment and mine development costs	10,082	-
Less accumulated depreciation	(31)	-
Total property, equipment and mine development costs, net	$10,051	$-

Owned and leased mineral rights net of accumulated depletion, land and buildings consisted of the following:

	As of December 31, 2013	As of December 31, 2012
Land	$490	$-
Buildings	132	-
Mineral interests	20,377	-
Total owned and leased mineral rights, land and building	20,999	-
Less accumulated depreciation and depletion	(22)	-
Total owned and leased mineral rights, land and building, net	$20,977	$-